Cover	Aug. 12, 2025
Document Information Line Items
Entity Registrant Name	DP Cap Acquisition Corp I
Entity Central Index Key	0001857803
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 12, 2025
Entity Ex Transition Period	false
Entity File Number	001-41041
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6895
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	929
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	392-3578
Common Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	DPCSU
Class A Ordinary Shares Share [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DPCS
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	DPCSW